LEASING - Nature of the Groups Leasing Activities by Type of Right-of-Use Asset Recognized on the Balance Sheet (Details)	12 Months Ended
Dec. 31, 2025 lease
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased	16
Average remaining lease term	3 years 8 months 12 days
No. of leases with extension options	11
No. of leases with options to purchase	0
No. of leases with termination options	9
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased	7
Average remaining lease term	1 year
No. of leases with extension options	5
No. of leases with options to purchase	0
No. of leases with termination options	5
Minimum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Minimum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Maximum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	5 years
Maximum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	3 years